NON-CONTROLLING INTEREST (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 18, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Non controlling Interests [Line Items]
Current assets	$ 82,611	$ 91,499
Non-current assets	539,488	427,568
Current liabilities	117,901	86,792
Non-current liabilities	250,179	180,337
Equity attributable to owners of the Company	212,237	251,938
Equity	254,019	251,938	$ 292,503		$ 319,262
Revenue	279,217	331,046	319,018
Administration expenses	24,608	28,412	31,599
Interest received	565	1,979	3,787
Interest paid	16,938	11,916	6,517
Tax expense	723	685	1,389
Loss attributable to the owners of the Company, representing total comprehensive loss for the year	(38,795)	(43,487)	(20,640)
Loss attributable to the non-controlling interests, representing total comprehensive loss for the year	(2,305)	0	0
Loss for the year, representing total comprehensive loss for the year	(41,100)	(43,487)	(20,640)
Net cash inflow from operating activities	70,384	(55,587)	(37,360)
Net cash outflow from financing activities	(41,983)	19,373	(11,887)
Net increase (decrease) in cash and cash equivalents	5,842	(1,048)	$ (9,223)
Non-controlling interest arising on the acquisition of IVS Bulk Pte. Ltd. (Note 41.1)	(44,087)			$ 320,683
Balance at 31 December 2020	41,782	$ 0
IVS Bulk Pte Ltd [Member]
Disclosure Of Detailed Information About Non controlling Interests [Line Items]
Current assets	11,000
Non-current assets	252,447
Current liabilities	(15,428)
Non-current liabilities	(104,264)
Equity attributable to owners of the Company	98,990
Non-controlling interests	44,765
Equity	143,755
Revenue	27,620
Cost of sales	(30,050)
Gross loss	(2,430)
Administration expenses	(968)
Interest received	28
Interest paid	(4,568)
Tax expense	(11)
Loss attributable to the owners of the Company, representing total comprehensive loss for the year	(5,312)
Loss attributable to the non-controlling interests, representing total comprehensive loss for the year	(2,637)
Loss for the year, representing total comprehensive loss for the year	(7,949)
Net cash inflow from operating activities	424
Net cash outflow from financing activities	(6,830)
Net increase (decrease) in cash and cash equivalents	(6,406)
Non-controlling interest arising on the acquisition of IVS Bulk Pte. Ltd. (Note 41.1)	44,087
Share of loss for the year	(2,637)
Adjustments	332
Balance at 31 December 2020	$ 41,782